EQUITY AND EARNINGS PER SHARE EQUITY AND EARNINGS PER SHARE - Outstanding Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price adjustment for dividends deemed return of capital		$ 0.97	$ 0.98
Nonqualified Stock Option and Incentive Award Plan | Stock Options
Outstanding Options [Abstract]
December 31, 2016 (in shares)	7,278,354
Expired / Forfeited (in shares)	(116,330)
Reverted to Manager	0
December 31, 2017 (in shares)	7,162,024
Nonqualified Stock Option and Incentive Award Plan | Stock Options | Independent Directors
Outstanding Options [Abstract]
December 31, 2016 (in shares)	25,000
Expired / Forfeited (in shares)	0
Reverted to Manager	0
December 31, 2017 (in shares)	25,000
Nonqualified Stock Option and Incentive Award Plan | Stock Options | Manager
Outstanding Options [Abstract]
December 31, 2016 (in shares)	6,578,114
Expired / Forfeited (in shares)	(110,029)
Reverted to Manager	266,657
December 31, 2017 (in shares)	6,734,742
Nonqualified Stock Option and Incentive Award Plan | Stock Options | Manager's Employees
Outstanding Options [Abstract]
December 31, 2016 (in shares)	675,240
Expired / Forfeited (in shares)	(6,301)
Reverted to Manager	(266,657)
December 31, 2017 (in shares)	402,282